INCOME TAXES (Narrative) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Tax [Line Items]
Enterprise income tax rate	25.00%
Foreign enterprise income tax rate	25.00%
Dividend withholding tax rate	10.00%	5.00%	5.00%
Dividend withholding tax expense	$ 919	$ 3,589	$ 3,189
Valuation allowance	9,516	5,217	3,535
Tax savings from exemption and preferential tax status		930	911
Effect of tax savings on earnings per share		$ 0.002	$ 0.002
Tax loss carryforward expiring 2015 [Member]
Income Tax [Line Items]
Tax loss carryforwards	6,051
Tax loss carryforward expiration year	Jan. 01, 2015
Tax loss carryforward expiring 2016 [Member]
Income Tax [Line Items]
Tax loss carryforwards	3,818
Tax loss carryforward expiration year	Jan. 01, 2016
Tax loss carryforward expiring 2017 [Member]
Income Tax [Line Items]
Tax loss carryforwards	7,037
Tax loss carryforward expiration year	Jan. 01, 2017
Tax loss carryforward expiring 2018 [Member]
Income Tax [Line Items]
Tax loss carryforwards	7,930
Tax loss carryforward expiration year	Jan. 01, 2018
Tax loss carryforward expiring 2019 [Member]
Income Tax [Line Items]
Tax loss carryforwards	42,544
Tax loss carryforward expiration year	Jan. 01, 2019
Tax loss carryforward, indefinite life [Member]
Income Tax [Line Items]
Tax loss carryforwards	7,836
High New Tech Enterprise [Member]
Income Tax [Line Items]
Enterprise income tax rate	15.00%
Current Preferential Tax Rate [Member]
Income Tax [Line Items]
Enterprise income tax rate	15.00%		25.00%	24.00%	22.00%	20.00%	18.00%
Shanghai Actions Semiconductor Co., Ltd. ("Actions Semiconductor Shanghai ") [Member]
Income Tax [Line Items]
Valuation allowance	19,806
Actions Semiconductor Co., Ltd. ("Actions Semiconductor Zhuhai") [Member]
Income Tax [Line Items]
Valuation allowance	8,653
Actions Semiconductor Co., Ltd. ("Actions Semiconductor Zhuhai") [Member] | High New Tech Enterprise [Member]
Income Tax [Line Items]
Enterprise income tax rate	10.00%	10.00%	15.00%	15.00%
Artek Microelectronics Co., Ltd. ("Artek Microelectronics Shenzhen") [Member]
Income Tax [Line Items]
Valuation allowance	603
Artek Microelectronics Co., Ltd. ("Artek Microelectronics Shenzhen") [Member] | High New Tech Enterprise [Member]
Income Tax [Line Items]
Foreign enterprise income tax rate	25.00%
Artek Microelectronics Co., Ltd. ("Artek Microelectronics Shenzhen") [Member] | Current Preferential Tax Rate [Member]
Income Tax [Line Items]
Income tax rate reduction, percentage				50.00%	50.00%
Actions (Zhuhai) Technology Co., Ltd. ("Actions Technology Zhuhai") [Member]
Income Tax [Line Items]
Valuation allowance	9,271
Actions Technology (HK) Company Limited ("Actions Hong Kong") [Member]
Income Tax [Line Items]
Hong Kong profits tax rate	16.50%	16.50%	16.50%
Valuation allowance	$ 7,836
Artek Microelectronics (HK) Co., Limited [Member]
Income Tax [Line Items]
Hong Kong profits tax rate	16.50%	16.50%	16.50%